Segment Information - Reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Net revenues	$ 95,601	$ 50,692	$ 27,111
Cost of revenues	(24,944)	(11,164)	(6,322)
Gross profit	70,657	39,528	20,789
Operating Expenses:
Share-based compensation expenses	(1,331)	(934)	(910)
Total operating expenses	(85,086)	(47,574)	(34,452)
Loss from operations	(14,429)	(8,046)	(13,663)
Interest income	358	229	165
Other (expenses)/income, net	(1,545)	771	(1,416)
Income tax expenses	(1,242)	(276)	(118)
Total depreciation and amortization expenses	434	137	99
One operating segment
Segment Information
Net revenues	95,601	50,692	27,111
Cost of revenues	(24,944)	(11,164)	(6,322)
Gross profit	70,657	39,528	20,789
Operating Expenses:
Sales and marketing expenses	(61,985)	(33,271)	(23,488)
Product development expenses	(5,423)	(3,453)	(2,909)
General and administrative expenses	(16,347)	(9,916)	(7,145)
Share-based compensation expenses	(1,331)	(934)	(910)
Total operating expenses	(85,086)	(47,574)	(34,452)
Loss from operations	(14,429)	(8,046)	(13,663)
Interest income	358	229	165
Other (expenses)/income, net	(1,545)	771	(1,416)
Income tax expenses	(1,242)	(276)	(118)
Net loss	(16,858)	(7,322)	(15,032)
Total depreciation and amortization expenses	$ 434	$ 137	$ 99